Variable Portfolio – Managed Volatility Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 62.0%
	Shares	Value ($)
International 19.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	60,776,800	859,383,947
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	53,854,536	608,556,260
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	26,016,438	294,506,077
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	28,358,825	311,379,901
Total		2,073,826,185
U.S. Large Cap 38.1%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,511,735	284,074,826
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	6,264,612	663,735,600
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	7,983,849	348,175,655
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	30,055,285	654,604,103
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	8,645,486	389,306,246
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	8,020,400	357,790,065
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	4,956,177	339,795,487
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,750,411	355,791,725
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	6,076,574	319,263,191
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	8,433,591	369,897,313
Total		4,082,434,211
U.S. Mid Cap 2.1%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,055,607	53,287,040
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	1,465,862	59,206,156
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	1,194,311	59,249,779
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,130,417	53,638,276
Total		225,381,251
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	3,248,235	40,310,596
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a)	3,061,868	37,905,930
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	3,073,827	94,889,035
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,707,834	97,671,566
Total		270,777,127
Total Equity Funds (Cost $3,793,103,669)		6,652,418,774

Exchange-Traded Equity Funds 5.1%

U.S. Mid Large Cap 5.1%
iShares Core S&P 500 ETF	483,400	271,622,460
Vanguard S&P 500 ETF	535,000	274,941,850
Total		546,564,310
Total Exchange-Traded Equity Funds (Cost $564,890,236)		546,564,310

Exchange-Traded Fixed Income Funds 4.5%

Investment Grade 4.5%
iShares Core U.S. Aggregate Bond ETF	920,000	91,006,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,959,500	212,978,055
Vanguard Intermediate-Term Corporate Bond ETF	2,190,000	179,054,400
Total		483,038,855
Total Exchange-Traded Fixed Income Funds (Cost $469,585,709)		483,038,855

Fixed Income Funds 11.4%

Investment Grade 11.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	19,127,926	165,074,001
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	8,456,870	82,200,777
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	20,524,958	154,552,935
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,068,284	82,340,015
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,887,620	164,029,481

Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	21,905,886	204,820,033
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	37,560,292	370,720,083
Total		1,223,737,325
Total Fixed Income Funds (Cost $1,398,419,054)		1,223,737,325

Residential Mortgage-Backed Securities - Agency 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2040- 04/14/2055	3.000%	198,100,000	172,665,476
04/16/2040- 04/14/2055	3.500%	74,100,000	67,851,358
04/16/2040- 04/14/2055	4.000%	186,850,000	175,123,981
04/14/2055	4.500%	142,500,000	136,296,607
04/14/2055	5.000%	79,550,000	77,963,015
Total Residential Mortgage-Backed Securities - Agency (Cost $627,823,713)			629,900,437

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $926,834)	550,000

Put Option Contracts Purchased 0.9%

(Cost $91,231,553)	94,768,200

Money Market Funds 14.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(a),(d)	1,595,830,328	1,595,511,162
Total Money Market Funds (Cost $1,595,089,826)		1,595,511,162
Total Investments in Securities (Cost: $8,541,070,594)		11,226,489,063
Other Assets & Liabilities, Net		(495,317,538)
Net Assets		10,731,171,525
At March 31, 2025, securities and/or cash totaling $120,900,878 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
13,000,000 NZD	7,365,463 USD	Barclays	04/09/2025	—	(16,621)
110,000,000 SEK	10,913,023 USD	Barclays	04/30/2025	—	(48,878)
53,341,470 USD	42,000,000 GBP	Barclays	04/30/2025	908,502	—
8,789,657 USD	1,300,000,000 JPY	Barclays	04/30/2025	—	(95,150)
14,881,838 USD	150,000,000 SEK	Barclays	04/30/2025	66,209	—
20,000,000 EUR	21,589,680 USD	Citi	04/09/2025	—	(44,487)
5,000,000 EUR	5,471,083 USD	Citi	04/30/2025	56,417	—
12,500,000,000 JPY	85,666,313 USD	Citi	04/30/2025	2,065,275	—
405,000,000 SEK	38,520,618 USD	Citi	04/30/2025	—	(1,839,111)
70,610,762 USD	113,000,000 AUD	Citi	04/30/2025	13,108	—
10,511,284 USD	15,000,000 CAD	Citi	04/30/2025	—	(73,455)
25,840,800 USD	20,000,000 GBP	Citi	04/30/2025	—	(7,480)
39,261,436 USD	35,000,000 CHF	Goldman Sachs International	04/30/2025	432,776	—
9,734,585 USD	9,000,000 EUR	Goldman Sachs International	04/30/2025	11,815	—
40,000,000 GBP	51,624,800 USD	HSBC	04/30/2025	—	(41,840)
80,000,000 NZD	45,094,000 USD	HSBC	04/30/2025	—	(358,853)
23,322,061 USD	3,500,000,000 JPY	HSBC	04/30/2025	86,230	—
700,000,000 JPY	4,681,742 USD	JPMorgan	04/09/2025	11,094	—
5,611,265 USD	9,000,000 AUD	Morgan Stanley	04/09/2025	12,700	—
7,500,000 CHF	8,590,657 USD	Morgan Stanley	04/30/2025	84,754	—
350,000,000 NOK	32,991,247 USD	Morgan Stanley	04/30/2025	—	(276,945)
18,000,000 NZD	10,302,336 USD	Morgan Stanley	04/30/2025	75,444	—
27,394,759 USD	24,000,000 CHF	Morgan Stanley	04/30/2025	—	(175,870)
Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
113,181,643 USD	16,900,000,000 JPY	Morgan Stanley	04/30/2025	—	(153,040)
8,078,525 USD	14,000,000 NZD	Morgan Stanley	04/30/2025	—	(124,276)
60,000,000 NOK	5,690,980 USD	UBS	04/09/2025	—	(12,082)
120,000,000 EUR	130,423,200 USD	UBS	04/30/2025	471,200	—
12,567,600 USD	20,000,000 AUD	UBS	04/30/2025	—	(67,800)
43,532,382 USD	486,000,000 NOK	UBS	04/30/2025	2,662,878	—
11,922,208 USD	120,000,000 SEK	UBS	04/30/2025	36,231	—
3,000,000 CHF	3,392,035 USD	Wells Fargo	04/09/2025	—	(1,791)
32,000,000 AUD	20,199,840 USD	Wells Fargo	04/30/2025	200,160	—
100,000,000 NOK	9,458,456 USD	Wells Fargo	04/30/2025	—	(46,741)
20,456,638 USD	18,000,000 CHF	Wells Fargo	04/30/2025	—	(42,471)
227,791,558 USD	216,500,000 EUR	Wells Fargo	04/30/2025	6,663,509	—
Total				13,858,302	(3,426,891)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
DAX Index	125	06/2025	EUR	69,925,000	—	(3,324,366)
Euro STOXX 50 Index	1,169	06/2025	EUR	60,659,410	—	(2,506,418)
MSCI Singapore Index	165	04/2025	SGD	6,430,875	—	(59,509)
OMXS30 Index	1,036	04/2025	SEK	256,461,800	—	(1,873,743)
S&P 500 Index E-mini	3,093	06/2025	USD	874,275,113	—	(3,860,797)
SPI 200 Index	112	06/2025	AUD	22,055,600	—	(110,203)
U.S. Long Bond	298	06/2025	USD	34,949,813	86,892	—
U.S. Treasury 10-Year Note	261	06/2025	USD	29,028,094	305,033	—
U.S. Treasury 2-Year Note	1,176	06/2025	USD	243,634,126	1,027,808	—
U.S. Treasury 5-Year Note	2,193	06/2025	USD	237,186,656	2,334,754	—
U.S. Treasury Ultra Bond	215	06/2025	USD	26,283,750	94,527	—
U.S. Treasury Ultra Bond	83	06/2025	USD	10,146,750	—	(42,776)
Total					3,849,014	(11,777,812)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(540)	06/2025	GBP	(46,396,800)	728,049	—
Russell 2000 Index E-mini	(260)	06/2025	USD	(26,352,300)	—	(186,545)
TOPIX Index	(96)	06/2025	JPY	(2,555,520,000)	281,628	—
Total					1,009,677	(186,545)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	30,865,175	55	5,810.00	06/20/2025	926,834	550,000

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,388,932,875	2,475	4,700.00	06/18/2026	36,726,013	33,090,750
S&P 500 Index	Morgan Stanley	USD	1,655,495,750	2,950	4,600.00	12/18/2026	38,817,658	46,418,250
S&P 500 Index	Morgan Stanley	USD	493,842,800	880	4,700.00	12/18/2026	15,687,882	15,259,200
Total							91,231,553	94,768,200

Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2025 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(30,865,175)	(55)	5,810.00	06/20/2025	(970,666)	(1,426,425)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	1,833,081,274	1,036,975,042	(1,274,512,376)	(32,778)	1,595,511,162	—	33,631	18,790,481	1,595,830,328
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	306,579,121	1,923	(2,345,525)	(20,160,693)	284,074,826	—	6,837,249	—	5,511,735
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	720,446,998	6,625	(4,159,799)	(52,558,224)	663,735,600	—	8,990,959	—	6,264,612
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	163,465,598	2,599	(4,933,703)	6,539,507	165,074,001	—	(869,630)	—	19,127,926
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	404,132,055	8,364	(3,006,856)	(52,957,908)	348,175,655	—	10,481,783	—	7,983,849
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	82,724,143	632	(2,103,397)	1,579,399	82,200,777	—	(117,856)	—	8,456,870
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	149,403,754	18,056	—	5,131,125	154,552,935	—	—	—	20,524,958
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	822,608,421	17,884,853	(42,112,287)	61,002,960	859,383,947	—	(2,377,209)	17,884,853	60,776,800
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	724,650,694	9,564	(10,722,223)	(59,333,932)	654,604,103	—	7,044,995	—	30,055,285
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	389,463,648	—	(7,786,129)	7,628,727	389,306,246	—	4,371,911	—	8,645,486
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	62,213,450	2,995	(1,062,387)	(7,867,018)	53,287,040	—	2,072,735	—	1,055,607
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	60,913,026	1,815	(62,836)	(1,645,849)	59,206,156	—	80,864	—	1,465,862
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	43,687,693	1,506	(58,287)	(3,320,316)	40,310,596	—	9,292	—	3,248,235
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	43,475,288	3,057	(258,546)	(5,313,869)	37,905,930	—	(35,142)	—	3,061,868
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	81,199,773	1,867	(2,079,071)	3,217,446	82,340,015	—	(352,717)	—	9,068,284
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	163,253,924	2,478	(4,020,750)	4,793,829	164,029,481	—	(784,064)	—	17,887,620
CTIVP® – MFS® Value Fund, Class 1 Shares
	355,307,482	—	(7,955,085)	10,437,668	357,790,065	—	3,492,363	—	8,020,400
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	365,680,545	3,853	(2,929,551)	(22,959,360)	339,795,487	—	7,963,913	—	4,956,177
Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	353,446,489	—	(6,514,962)	8,860,198	355,791,725	—	3,619,826	—	8,750,411
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	202,379,251	4,978	(3,858,358)	6,294,162	204,820,033	—	(512,308)	—	21,905,886
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	60,861,366	751	(91,189)	(1,521,149)	59,249,779	—	141,951	—	1,194,311
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	62,410,483	2,597	(1,059,942)	(7,714,862)	53,638,276	—	2,166,395	—	1,130,417
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	373,705,123	10,355	(12,796,904)	(41,655,383)	319,263,191	—	2,381,600	—	6,076,574
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	368,513,734	4,815	(9,763,302)	11,964,836	370,720,083	—	(1,238,212)	—	37,560,292
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	393,377,167	2,583	(1,689,632)	(21,792,805)	369,897,313	—	4,010,802	—	8,433,591
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	599,896,215	9,457,723	(37,079,556)	36,281,878	608,556,260	—	(163,490)	9,457,723	53,854,536
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	291,180,154	2,314,583	—	1,011,340	294,506,077	—	—	2,292,946	26,016,438
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	314,204,051	9,263,053	(33,596,602)	21,509,399	311,379,901	—	3,802,544	9,263,053	28,358,825
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	106,252,148	9,571	—	(11,372,684)	94,889,035	—	—	—	3,073,827
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	106,436,161	8,594	—	(8,773,189)	97,671,566	—	—	—	2,707,834
Total	10,004,949,229			(132,727,545)	9,471,667,261	—	61,052,185	57,689,056

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Variable Portfolio – Managed Volatility Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2025 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7047_12_D01_(05/25)